PGIM S&P 500 Buffer 12 ETF - August
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 103.0%
Affiliated Mutual Fund 1.4%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $54,345)(wb)	54,345	$54,345
Options Purchased*~ 101.6%
(cost $3,686,332)		3,925,371

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.0% (cost $3,740,677)		3,979,716
Options Written*~ (3.0)%
(premiums received $129,678)		(114,228)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $3,610,999)		3,865,488
Liabilities in excess of other assets(z) (0.0)%		(386)

Net Assets 100.0%		$3,865,102

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/25	$5.51		65		7	$3,864,476
SPDR S&P 500 ETF Trust	Put	07/31/25	$550.81		65		7	60,895
Total Options Purchased (cost $3,686,332)								$3,925,371

PGIM S&P 500 Buffer 12 ETF - August
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/25	$632.22		65		7	$(88,432)
SPDR S&P 500 ETF Trust	Put	07/31/25	$484.71		65		7	(25,796)
Total Options Written (premiums received $129,678)							$(114,228)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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